Gains on the sale securities and amortization of unrealized losses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gains on sale of available for sale securities	$ 109	$ 58	$ 489	$ 525	$ 1,500	$ 3,900	$ 3,200
Less: tax effect	(37)	(20)	(166)	(179)	(512)	(1,317)	(1,083)
Net gains on the sale of available for sale securities	72	38	323	346	995	2,558	2,103
Amortization of unrealized losses on securities transferred from available for sale to held to maturity	(78)	0	(121)	0
Less: tax effect	26	0	41	0
Net amortization of unrealized losses on securities transferred from available for sale to held to maturity	$ (52)	$ 0	$ (80)	$ 0